Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Liabilities
Note 3. Accrued Liabilities

	September 30, 2023	December 31, 2022
Due to service providers	$1,753	$1,335
Due to professionals	238	506
Financed insurance	—	963
Accrued interest	167	168
Other	—	654

Other accrued liabilities	$2,158	$3,626

7.	Accrued Liabilities

	December 31,
	2022	2021
Due to service providers	$1,335	$878
Due to professionals	506	542
Financed insurance	963	361
Accrued interest	168	77
Other	654	—

Other accrued liabilities	$3,626	$1,858